Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
End of BP Greater Tortue Ahmeyim project FM Events

In October 2020, we announced that we had confirmed a revised project schedule with BP for the Gimi GTA Project. The revised project schedule will result in the target connection date for the Gimi, previously scheduled for 2022, as set out in the LOA, being extended by 11 months. Notice has been given and received by us and BP that no FM Event (as defined in the LOA) is ongoing. The terms of the LOA are unchanged. We have concluded discussions with both engineering, procurement and construction contractors and lending banks regarding the adjustment of the related construction and financing schedules, respectively, for the Gimi GTA Project and we have commenced the approval process to reflect these changes in the respective agreements.
Golar Seal Facility put option extension

The terms of our existing Golar Seal facility include a put option that if exercised requires us to repay the facility if an appropriate long-term charter of 4 years or more is not entered into by January 2021. In November 2020, we agreed and executed an extension with our existing lender, CCBFL, to extend such put option by one year. All other facility terms remain unchanged.

Corporate Revolving Credit Facility and Term Loan extension

In November 2020, we agreed to credit-approved terms with our existing lender, Citibank N.A. (“Citibank”) to partially refinance our maturing $150 million Term Loan facility into a new $100 million corporate revolving credit facility (the “Corporate Revolving Credit Facility”). The new Corporate Revolving Credit Facility has a term of 366 days with two 366-day extension options available at the lenders’ discretion. It bears interest at USD LIBOR plus an initial margin of 5.0% and is secured by pledge of our shares in Hygo.

In connection with the refinancing we agreed with Citibank to extend the maturity of the $150 million Term Loan facility to the middle of December, 2020.

Margin Loan facility extension

We have agreed with our existing lenders under the Margin Loan facility, which was scheduled to mature in August 2020 to extend the maturity date to the middle of December, 2020.

Short term loan to Golar Partners

In November 2020, we entered into a $15.0 million revolving credit facility with Golar Partners, of which Golar Partners has drawn down $5.0 million. The facility is unsecured, repayable in full in December 2020, and bears interest at a rate of LIBOR plus a margin of 5%.